STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Class B [Member]
Beginning balance at Jun. 06, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 06, 2019	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 719	24,281	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	7,187,500
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses	$ 2,500	$ 0	235,584,138	0	235,586,638
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses (in shares)	25,000,000	0
Sale of 7,000,000 Private Placement Warrants	$ 0	$ 0	7,000,000	0	7,000,000
Forfeiture of 937,500 Class B ordinary shares	$ 0	$ (94)	94	0	0
Forfeiture of 937,500 Class B ordinary shares (in shares)	0	(937,500)				(937,500)
Class A ordinary shares subject to possible redemption	$ (2,374)	$ 0	(239,227,422)	0	(239,229,796)
Ordinary shares subject to possible redemption (in shares)	(23,740,181)	0
Net (loss) income	$ 0	$ 0	0	1,618,159	1,618,159
Ending balance at Dec. 31, 2019	$ 126	$ 625	3,381,091	1,618,159	5,000,001
Ending balance (in shares) at Dec. 31, 2019	1,259,819	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ 37	$ 0	1,601,524	0	1,601,524
Change in value of Class A ordinary shares subject to possible redemption (in shares)	368,843	0
Net (loss) income	$ 0	$ 0	0	(1,601,521)	(1,601,521)
Ending balance at Dec. 31, 2020	$ 163	$ 625	$ 4,982,578	$ 16,638	$ 5,000,004
Ending balance (in shares) at Dec. 31, 2020	1,628,662	6,250,000